EMPLOYEE OPTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allocated Share-based Compensation Expense	$ 3,978	$ 4,920	$ 4,623
Cost of revenues [Member]
Allocated Share-based Compensation Expense	11	16	4
Research and development expenses [Member]
Allocated Share-based Compensation Expense	67	114	54
Selling and marketing expenses [Member]
Allocated Share-based Compensation Expense	86	82	92
General and administrative expenses [Member]
Allocated Share-based Compensation Expense	$ 3,814	$ 4,708	$ 4,473